Trade and other receivables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Beginning of the year	$ 1,395	$ 9,199
Additions (i)	250	1,238
Recovery (i)	(282)	(376)
Currency translations adjustment	73	(452)
Trade and other receivables, deconsolidation	0	(7,614)
Receivables written off during the period/year as uncollectable	(12)	(46)
Inflation adjustment	(571)	(554)
End of the year	$ 853	$ 1,395